Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Deferred Revenue [Abstract]
Schedule of Contract Liabilities

	As at December 31,
	2023	2024
	RMB’million	RMB’million
Non-current	148	179
Current	2,854	3,096
	3,002	3,275